Stock Compensation - Key Assumptions Used in Determining Fair Value of Options Granted (Detail) - $ / shares	12 Months Ended
	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average volatility, Minimum	52.75%	52.59%	52.75%
Weighted-average volatility, Maximum	52.98%	52.73%	53.05%
Weighted-average risk-free interest rate, Minimum	1.83%	1.93%	2.35%
Weighted-average risk-free interest rate, Maximum	2.25%	2.37%	2.80%
Weighted-average expected life in years	10 years	10 years	10 years
Dividend yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value per option	$ 5.09	$ 4.48	$ 3.16